UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

		Schedule of Investments
		September 30, 2012 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Banks & Thrifts
93,800	Anchor Bancorp *	$ 720,836	$ 1,092,770
1,600	BBCN Bancorp, Inc. *	12,535	20,176
165,904	Preferred Bank *	1,247,446	2,352,519
13,700	Suffolk Bancorp *	112,764	200,842
389,007	Wilshire Bancorp *	1,173,740	2,450,744
		3,267,321	6,117,051	11.83%
Conglomerate
142,049	Regency Affiliates, Inc. *	750,235	904,852	1.75%

Fabricated Metal Products
71,700	Hardinge, Inc.	256,225	734,925
12,150	Keystone Consol Industries, Inc. *	95,170	83,228
		351,395	818,153	1.58%
Financial Services
185,187	Asta Funding, Inc.	261,637	1,738,906
238,445	BKF Capital Group, Inc. *	783,446	250,367
512,840	Cadus Corp. *	828,076	733,361
17,100	Capital Southwest Corp.	1,275,408	1,914,345
285,670	Cosine Communications, Inc. *	697,285	539,916
117,200	Kent Financial Services, Inc. *	265,452	144,156
143,437	MVC Capital, Inc.	1,254,961	1,835,994
1,141,027	SWK Holdings Corp. *	970,970	958,463
		6,337,235	8,115,508	15.70%
Furniture & Fixtures
20,000	Hooker Furniture	210,009	259,800
11,504	Flexsteel Industries, Inc.	59,286	238,133
131,818	Stanley Furniture Co., Inc. *	399,633	641,954
		668,928	1,139,887	2.20%
Greeting Cards & Gift-wrap
39,600	CSS Industries, Inc.	640,739	813,780	1.57%

Insurance
31,448	EMC Insurance Group	578,620	660,408
1,370,013	First Acceptance Corp. *	2,952,670	1,596,065
250,724	Hallmark Financial Services, Inc. *	1,640,612	2,040,893
26,840	Independence Holdings Co.	116,279	270,279
97,400	Montpelier Re Holdings Ltd.	1,301,861	2,155,462
50,630	National Security Group, Inc.	433,125	410,609
900	Navigators Group, Inc. *	33,483	44,303
111,600	Old Republic International Corp.	884,443	1,037,880
109,089	Seabright Holdings, Inc.	700,444	1,199,979
		8,641,537	9,415,878	18.21%
Miscellaneous Primary Metal Products
100	Steel Partners Holdings L.P. *	1,109	1,157	0.00%

Retail
447,600	Christopher & Banks Corp.	508,222	1,571,076
9,150	Duckwall-ALCO Stores, Inc. *	74,634	63,867
		582,856	1,634,943	3.16%
Security Services
65,107	Costar Technologies, Inc. *	554,773	159,512	0.31%

Services-Educational Services
70,201	Ambassador Group, Inc.	297,108	379,085	0.73%

Test & Measurement
50,200	Electro Sensors, Inc.	199,619	205,499
21,600	Preceptron, Inc. *	57,442	135,000
		257,061	340,499	0.66%
Trucking
55,772	P.A.M. Transportation Services, Inc.	226,363	555,767	1.07%

Water Supply
100	Consoldiated Water Co.	731	827	0.00%

Total for Common Stock		$ 22,577,391	$ 30,396,899	58.79%

Closed-End & Exchange Traded Funds
2,600	Central Europe & Russia Fund, Inc.	31,314	86,814
16,790	Guggenheim Solar	417,612	281,400
64,780	Japan Smaller Capitalization Fund, Inc.	414,666	467,064
29,059	Petroleum & Resources Corp.	494,948	762,508
7,880	ProShares UltraShort Russell 2000 Growth *	300,662	192,724
5,975	ProShares UltraShort Technology *	287,406	197,713
4,217	Singapore Fund, Inc.	25,623	58,279
5,062	Turkish Investment Fund, Inc.	21,581	75,424
		1,993,812	2,121,926

Total for Closed-End & Exchange Traded Funds		$ 1,993,812	$ 2,121,926	4.10%

Real Estate Investment Trust
30,700	American Land Lease, Inc. Preferred	644,555	767,500
41,500	Getty Realty Corp.	586,745	744,925

Total for Real Estate Investment Trust		$ 1,231,300	$ 1,512,425	2.93%

SHORT TERM INVESTMENTS
Money Market Fund
500,000	Federated Prime Cash Obligations Fund 0.17% **	500,000	500,000
17,796,261	First American Government Obligation Fund Class Z 0.02% **	17,796,261	17,796,261
500,000	Invesco Liquid Assets Portfolio 0.15% **	500,000	500,000

Total for Short Term Investments		$ 18,796,261	$ 18,796,261	36.35%

	Total Investments	$ 44,598,764	$ 52,827,511	102.17%

	Liabilities In Excess of Other Assets		(1,123,121)	-2.17%

	Net Assets		$ 51,704,390	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $44,598,764 amounted to $8,228,747, which consisted of aggregate gross unrealized appreciation of $11,300,740 and aggregate gross unrealized depreciation of $3,071,993.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$30,396,899	$0	$0	$30,396,899
Closed End & Exchange Traded Funds	$2,121,926	$0	$0	$2,121,926
Real Estate Investment Trusts	$1,512,425	$0	$0	$1,512,425
Preferred Stocks	$0	$0	$0	$0
Cash Equivalents	$ 18,796,261	$0	$0	$18,796,261
Total	$52,827,511	$0	$0	$52,827,511

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date November 20, 2012

* Print the name and title of each signing officer under his or her signature.